Stock-Based Compensation - Stock Options Activity (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Options
Options, outstanding beginning balance (in shares)	1,853	22,512		22,512	52,408	52,408
Options, exercised (in shares)	(16)	(20,659)				(17,037)
Options, outstanding ending balance (in shares)	1,837	1,853		1,837		22,512	52,408
Options vested and exercisable (in shares)	1,765			1,765		22,180
Weighted Average Fair Value
Options outstanding beginning balance (in dollars per share)	$ 0.56	$ 0.40		$ 0.40	$ 0.59	$ 0.59
Options, exercised, weighted average grant date fair value (in dollars per share)	0.64	0.38				0.72
Options outstanding ending balance (in dollars per share)	0.56	0.56		0.56		0.40	$ 0.59
Options, vested and exercisable, weighted average grant date fair value (in dollars per share)	0.55			0.55		0.39
Weighted Average Exercise Price
Options, outstanding, beginning balance, weighted average exercise price (in dollars per share)	0.63	0.51		0.51	$ 0.50	0.50
Options, exercised, weighted average exercise price (in dollars per share)	0.46	0.50				0.47
Options, outstanding, ending balance, weighted average exercise price (in dollars per share)	0.63	$ 0.63		0.63		0.51	$ 0.50
Options, exercisable, weighted average exercise price (in dollars per share)	$ 0.64			$ 0.64		$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, weighted average remaining contractual term		5 years 9 months 14 days		5 years 6 months 14 days		6 months 18 days	7 years 1 month 20 days
Options, exercisable, weighted average remaining contractual term				5 years 6 months 3 days		5 months 15 days
Options outstanding, intrinsic value	$ 11,532	$ 17,806		$ 11,532		$ 168,194	$ 670,047
Exercised, intrinsic value	115	$ 141,076	$ 179,000	141,000	$ 180,000	189,480	$ 700,000
Options, exercisable, intrinsic value	$ 11,071			$ 11,071		$ 165,723